Operating Segments - Summary of Disaggregation of Operating Revenue (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 18,624,651	₩ 17,740,716	₩ 16,873,960
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,094,932	2,205,200	1,793,766
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,529,719	15,535,516	15,080,194
Commerce service [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	218,468	151,690	77,539
Cellular revenue [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	975,247	1,142,868	1,124,143
Cellular revenue [member] | Wireless service [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,801,194	9,532,377	9,770,423
Cellular revenue [member] | Cellular interconnection [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	472,215	494,267	532,156
Cellular revenue [member] | Other [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,047,028	1,008,030	952,175
Fixed-line telecommunication services [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	90,459	145,314	125,959
Fixed-line telecommunication revenue [member] | Cellular interconnection [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	85,130	92,396	95,865
Fixed-line telecommunication revenue [member] | International calls [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	160,293	137,902	152,918
Fixed-line telecommunication revenue [member] | Internet service and miscellaneous [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,230,872	1,054,171	905,235
Fixed-line telecommunication revenue [member] | Fixedline Service [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	215,827	224,453	371,224
Fixed-line telecommunication revenue [member] | Television [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,623,095	1,285,831	1,171,104
Security services revenue [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	136,504	79,732	12,332
Security services revenue [member] | Service [Member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,110,013	1,029,745	271,956
Commerce services revenue [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	71,519	56,699	45,837
Commerce services revenue [member] | Commerce service [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	502,864	502,264	604,996
Other revenue [member] | Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	281,188	174,080	252,142
Other revenue [member] | Goods [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,002	86,793	81,311
Other revenue [member] | Products and service [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37,657	44,336	51,214
Other revenue [member] | Other [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 505,076	₩ 497,768	₩ 275,431